Related Party Transactions - Additional Information (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Allowance for doubtful accounts recognized for due from related parties amount	¥ 0	¥ 0